Average Annual Total Returns - Volumetric Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	1.53%	5.43%	7.29%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.09%	4.23%	6.11%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.23%	4.15%	5.69%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
FTSE 3-Month Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Percent	4.40%	3.31%	2.23%